Stock-based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Non-vested options, beginning	431,368	333,334
Granted	2,292,539	851,131
Vested	2,464,232	(753,097)
Forfeited or cancelled	(254,649)	0
Non-vested options, ending	5,026	431,368
Weighted-average grant date fair value, beginning	$ 2.99	$ 1.78
Granted	2.45	3.67
Vested	2.47	3.22
Forfeited or cancelled	3.75	.00
Weighted-average grant date fair value, ending	$ 3.65	$ 2.99